QRAFT AI-ENHANCED U.S. LARGE CAP MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

COMMON STOCKS — 99.8%	Shares	Fair Value
Communications — 3.2%
Alphabet, Inc., Class A	1,508	$258,682
Netflix, Inc. (a)	704	442,359
		701,041
Consumer Discretionary — 20.6%
Amazon.com, Inc. (a)	5,840	1,091,963
Axon Enterprise, Inc. (a)	1,106	331,811
Builders FirstSource, Inc. (a)	1,990	333,066
Copart, Inc. (a)	7,902	413,512
Deckers Outdoor Corporation(a)	328	302,623
Dick’s Sporting Goods, Inc.	1,151	249,019
MercadoLibre, Inc. (a)	186	310,415
Tesla, Inc. (a)	6,599	1,531,429
		4,563,838
Consumer Staples — 0.9%
Celsius Holdings, Inc. (a)	4,428	207,363

Energy — 3.2%
Marathon Petroleum Corporation	2,636	466,625
Targa Resources Corporation	1,814	245,398
		712,023
Financials — 3.2%
Apollo Global Management, Inc.	2,958	370,667
NU Holdings Ltd./Cayman Islands, Class A(a)	8,482	102,887
Progressive Corporation (The)	1,101	235,746
		709,300
Health Care — 7.2%
DexCom, Inc. (a)	2,045	138,692
Eli Lilly & Company	1,812	1,457,337
		1,596,029
Industrials — 16.6%
Cintas Corporation	749	572,191
Eaton Corporation PLC	1,987	605,618
EMCOR Group, Inc.	758	284,584
Quanta Services, Inc.	1,468	389,577
Trane Technologies PLC	1,626	543,540
TransDigm Group, Inc.	382	494,392
United Rentals, Inc.	612	463,345
Vertiv Holdings Company	4,079	321,017
		3,674,264
Materials — 1.4%
Steel Dynamics, Inc.	2,280	303,742

Technology — 41.0%+
Advanced Micro Devices, Inc. (a)	3,642	526,196
Applied Materials, Inc.	2,303	488,697
Arista Networks, Inc. (a)	1,105	382,938
Broadcom, Inc.	7,805	1,254,107
Cadence Design Systems, Inc. (a)	1,829	489,549
Coinbase Global, Inc., Class A(a)	468	105,000
Dell Technologies, Inc., Class C	2,847	323,647
Fair Isaac Corporation(a)	267	427,200
Fortinet, Inc. (a)	4,100	237,964
KLA Corporation	436	358,859
COMMON STOCKS — 99.8% - (continued)	Shares	Fair Value
Technology — 41.0%+ - continued
Lam Research Corporation	401	$369,417
Micron Technology, Inc.	612	67,210
Microsoft Corporation	730	305,396
MicroStrategy, Inc., Class A(a)	220	355,177
Monolithic Power Systems, Inc.	163	140,684
NVIDIA Corporation	16,472	1,927,553
NXP Semiconductors N.V.	8	2,105
Palantir Technologies, Inc., Class A(a)	9,740	261,909
Palo Alto Networks, Inc. (a)	1,142	370,842
Super Micro Computer, Inc. (a)	505	354,333
Synopsys, Inc. (a)	604	337,225
		9,086,008
Utilities — 2.5%
Constellation Energy Corporation	1,302	247,120
Vistra Corporation	3,978	315,137
		562,257

Total Common Stocks (Cost $20,518,434)		22,115,865

Total Investments — 99.8% (Cost $20,518,434)		22,115,865

Other Assets in Excess of Liabilities — 0.2%		36,683

NET ASSETS — 100.0%		$22,152,548

N.V. – Naamloze Vennootschap

PLC – Public Limited Company

(a)	Non-income producing security.

+	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.